Acquisition - Summary of Unaudited Pro Forma Information (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Maestro
Business Acquisition [Line Items]
Proforma revenue	$ 10,356,740	$ 21,933,145	$ 40,406,192	$ 37,809,557
Proforma net loss	$ (9,926,040)	$ (20,694,241)	$ (39,774,661)	(44,417,127)
Continental Benefits
Business Acquisition [Line Items]
Proforma revenue				18,441,875
Proforma net loss				$ (18,034,702)